Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Equipment	$ 46,094	$ 2,657
Less: accumulated depreciation	(8,992)	(664)
Equipment, net	37,102	1,993
Depreciation	$ 8,327	$ 664